Fair Value of Financial Assets and Liabilities - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 16, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, assets, level 1 to level 2 transfers, amount		$ 0		$ 0	$ 0
Fair value, assets, level 2 to level 1 transfers, amount		0		0	0
Fair value, assets, transfers into level 3, amount		0	$ 0	0	0
Fair value, assets, transfers out of level 3, amount		0	$ 0	0	0
Fair value of the warrant liability		46,894,000		25,962,000	$ 76,640,000
Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	$ 33,435,000
Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	62,963,000
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	24,438,000	19,694,000		12,362,000
Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	$ 34,764,000	$ 27,200,000		$ 13,600,000